Borrowings - Additional Information (Details 2) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$)	May 25, 2021 USD ($)	May 25, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	$ 1,439,603					$ 1,344,817	$ 1,208,344
Current borrowings	$ 421,266					$ 216,410
BNDES
Disclosure of detailed information about borrowings [line items]
Percentage of payment of penalty on outstanding amount	1.00%	1.00%
Estimated amount of penalty	$ 2,300	R$ 13.0
Asset pledged as collateral	$ 59,700		R$ 333.0
Inframerica Concessionaria do Aeroporto de Brasilia
Disclosure of detailed information about borrowings [line items]
Percentage of amount due and payable of the fixed concession fee	50.00%	50.00%
Inframerica Concessionaria do Aeroporto de Brasilia | BNDES
Disclosure of detailed information about borrowings [line items]
Future payments of loans	$ 192,100
Inframerica Concessionaria do Aeroporto de Brasilia | Credit Facility Agreement With Banco Votorantim S.A. - Bahamas Branch
Disclosure of detailed information about borrowings [line items]
Asset pledged as collateral				$ 3,000	R$ 16.2
Future payments of loans				$ 3,000